Cover	Apr. 01, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Apr. 01, 2022
Entity Registrant Name	FIRSTSUN CAPITAL BANCORP
Entity Incorporation, State or Country Code	DE
Entity File Number	333-258176
Entity Tax Identification Number	81-4552413
Entity Address, Address Line One	1400 16th Street
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	831-6704
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001709442
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Initial Form 8-K to include the historical financial statements of Pioneer and the pro forma financial information required to be filed under Item 9.01 of Form 8-K.